Fair Value Measurements (Details) - Schedule of company’s assets that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 174,396,858	$ 174,948,027
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant liability	1,265,000	517,500
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liability	$ 1,254,000	$ 513,000